Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Fixed Assets Summary by Major Classifications

Fixed assets are summarized by major classifications as follows:

	2012	2011
Equipment	$1,914,215	$1,752,398
Furniture	461,119	461,119
Leasehold improvements	583,592	583,592

	2,958,926	2,797,109
Less accumulated depreciation	(1,994,003)	(1,656,473)

Net fixed assets	$964,923	$1,140,636